Securities - Maturity Distribution and Yield of Investment Securities Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Securities available-for-sale, Amount:
Within 1 year	$ 16,083
1-5 years	29,302
5-10 years	10,341
After 10 years	2,211
Available-for-sale	$ 86,622	$ 101,839
Securities available-for-sale (Yield):
Within 1 year	1.72%
1-5 years	1.83%
5-10 years	1.46%
After 10 years	2.90%
Total	2.43%
Securities held-to-maturity, Amount:
Within 1 year	$ 1,863
1-5 years	12,053
5-10 years	2,794
After 10 years	269
Total	$ 56,194	56,866
Securities held-to-maturity (Yield):
Within 1 year	1.62%
1-5 years	1.28%
5-10 years	1.41%
After 10 years	1.98%
Total	2.07%
Total securities	$ 17,946
Total securities	1.71%
Total securities	$ 41,355
Total securities	1.68%
Total securities	$ 13,135
Total securities	1.45%
Total securities	$ 2,480
Total securities	2.81%
Total securities	$ 142,816
Total securities	2.30%
U.S. Treasury
Securities available-for-sale, Amount:
Within 1 year	$ 9,221
1-5 years	11,658
5-10 years	6,632
After 10 years	2,022
Available-for-sale	$ 29,533	29,409
Securities available-for-sale (Yield):
Within 1 year	1.35%
1-5 years	1.52%
5-10 years	1.24%
After 10 years	2.92%
Total	1.51%
Securities held-to-maturity, Amount:
Within 1 year	$ 1,728
1-5 years	7,737
5-10 years	1,398
After 10 years	0
Total	$ 10,863	11,617
Securities held-to-maturity (Yield):
Within 1 year	1.71%
1-5 years	1.34%
5-10 years	1.20%
After 10 years	0.00%
Total	1.38%
Sovereign debt/sovereign guaranteed
Securities available-for-sale, Amount:
Within 1 year	$ 3,718
1-5 years	5,875
5-10 years	771
After 10 years	0
Available-for-sale	$ 10,364
Securities available-for-sale (Yield):
Within 1 year	2.51%
1-5 years	1.36%
5-10 years	0.47%
After 10 years	0.00%
Total	1.68%
Securities held-to-maturity, Amount:
Within 1 year	$ 36
1-5 years	1,250
5-10 years	102
After 10 years	0
Total	$ 1,388
Securities held-to-maturity (Yield):
Within 1 year	0.03%
1-5 years	0.88%
5-10 years	1.06%
After 10 years	0.00%
Total	0.87%
Supranational
Securities available-for-sale, Amount:
Within 1 year	$ 1,392
1-5 years	4,860
5-10 years	1,469
After 10 years	13
Available-for-sale	$ 7,734	7,573
Securities available-for-sale (Yield):
Within 1 year	1.85%
1-5 years	2.45%
5-10 years	2.60%
After 10 years	2.82%
Total	2.38%
Securities held-to-maturity, Amount:
Within 1 year	$ 48
1-5 years	395
5-10 years	0
After 10 years	0
Total	$ 443	54
Securities held-to-maturity (Yield):
Within 1 year	0.54%
1-5 years	1.01%
5-10 years	0.00%
After 10 years	0.00%
Total	0.96%
Foreign covered bonds
Securities available-for-sale, Amount:
Within 1 year	$ 1,219
1-5 years	4,085
5-10 years	454
After 10 years	0
Available-for-sale	$ 5,758	6,238
Securities available-for-sale (Yield):
Within 1 year	2.02%
1-5 years	2.41%
5-10 years	0.26%
After 10 years	0.00%
Total	2.13%
Securities held-to-maturity, Amount:
Within 1 year	$ 0
1-5 years	66
5-10 years	0
After 10 years	0
Total	$ 66
Securities held-to-maturity (Yield):
Within 1 year	0.00%
1-5 years	0.79%
5-10 years	0.00%
After 10 years	0.00%
Total	0.79%
Foreign government agencies
Securities available-for-sale, Amount:
Within 1 year	$ 513
1-5 years	1,660
5-10 years	68
After 10 years	0
Available-for-sale	$ 2,241
Securities available-for-sale (Yield):
Within 1 year	1.70%
1-5 years	1.82%
5-10 years	1.50%
After 10 years	0.00%
Total	1.78%
U.S. government agencies
Securities available-for-sale, Amount:
Within 1 year	$ 20
1-5 years	1,164
5-10 years	947
After 10 years	163
Available-for-sale	$ 2,294	2,536
Securities available-for-sale (Yield):
Within 1 year	2.99%
1-5 years	2.87%
5-10 years	2.80%
After 10 years	2.54%
Total	2.82%
Securities held-to-maturity, Amount:
Within 1 year	$ 50
1-5 years	2,605
5-10 years	1,290
After 10 years	261
Total	$ 4,206	2,998
Securities held-to-maturity (Yield):
Within 1 year	0.74%
1-5 years	1.38%
5-10 years	1.66%
After 10 years	1.90%
Total	1.49%
State and political subdivisions
Securities available-for-sale, Amount:
Within 1 year	$ 0
1-5 years	0
5-10 years	0
After 10 years	12
Available-for-sale	$ 12	2,514
Securities available-for-sale (Yield):
Within 1 year	5.75%
1-5 years	0.00%
5-10 years	0.00%
After 10 years	4.78%
Total	4.79%
Securities held-to-maturity, Amount:
Within 1 year	$ 1
1-5 years	0
5-10 years	4
After 10 years	8
Total	$ 13	14
Securities held-to-maturity (Yield):
Within 1 year	5.59%
1-5 years	0.00%
5-10 years	4.65%
After 10 years	4.80%
Total	4.83%
Other debt securities
Securities available-for-sale, Amount:
Within 1 year	$ 0
1-5 years	0
5-10 years	0
After 10 years	1
Available-for-sale	$ 1	1
Securities available-for-sale (Yield):
Within 1 year	0.00%
1-5 years	0.00%
5-10 years	0.00%
After 10 years	3.42%
Total	3.42%
Agency residential mortgage-backed securities (“RMBS”)
Securities available-for-sale, Amount:
Available-for-sale		14,530
Securities held-to-maturity, Amount:
Total	$ 34,188	36,167
Agency residential mortgage-backed securities (“RMBS”) | Agency RMBS
Securities available-for-sale, Amount:
Available-for-sale	$ 8,957
Securities available-for-sale (Yield):
Total	4.08%
Securities held-to-maturity (Yield):
Total	2.31%
Non-agency RMBS
Securities available-for-sale, Amount:
Available-for-sale	$ 2,029	2,748
Securities available-for-sale (Yield):
Total	3.79%
Securities held-to-maturity, Amount:
Total	$ 30	43
Securities held-to-maturity (Yield):
Total	2.41%
Agency commercial mortgage-backed securities (“MBS”)
Securities available-for-sale, Amount:
Available-for-sale	$ 8,060	8,405
Securities available-for-sale (Yield):
Total	2.82%
Securities held-to-maturity, Amount:
Total	$ 4,014	4,068
Securities held-to-maturity (Yield):
Total	2.34%
Non-agency commercial MBS
Securities available-for-sale, Amount:
Available-for-sale	$ 2,977	3,125
Securities available-for-sale (Yield):
Total	3.24%
Collateralized loan obligations (“CLOs”)
Securities available-for-sale, Amount:
Available-for-sale	$ 5,343	4,439
Securities available-for-sale (Yield):
Total	5.44%
Securities held-to-maturity, Amount:
Total	$ 983	983
Securities held-to-maturity (Yield):
Total	5.34%
Other ABS
Securities available-for-sale, Amount:
Available-for-sale	$ 1,319	$ 2,190
Securities available-for-sale (Yield):
Total	2.14%